Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2019
SHAREHOLDERS' EQUITY
Share capital
WISeKey International Holding AG	As at December 31, 2019		As at December 31, 2018
Share Capital	Class A Shares	Class B Shares	Class A Shares	Class B Shares
Par value per share (in CHF)	0.01	0.05	0.01	0.05
Share capital (in USD)	400,186	1,475,000	400,186	1,472,276

Per Articles of association and Swiss capital categories	-	-
Authorized Capital - Total number of authorized shares	-	8,881,829	-	8,881,829
Conditional Share Capital - Total number of conditional shares	-	11,840,090	-	11,894,379
Total number of fully paid-in shares	40,021,988	28,824,086	40,021,988	28,769,797

Per US GAAP
Total number of authorized shares	40,021,988	41,066,298	40,021,988	41,063,901
Total number of fully paid-in issued shares	40,021,988	28,824,086	40,021,988	28,769,797
Total number of fully paid-in outstanding shares	40,021,988	27,621,895	40,021,988	26,681,736
Par value per share (in CHF)	0.01	0.05	0.01	0.05
Share capital (in USD)	400,186	1,475,000	400,186	1,472,276
Total share capital (in USD)	1,875,186		1,872,462

Treasury Share Capital
Total number of fully paid-in shares held as treasury shares	-	1,202,191	-	2,088,061
Treasury share capital (in USD)	-	1,288,591	-	1,138,596
Total treasury share capital (in USD)	-	1,288,591	-	1,138,596